AB Bond Fund, Inc.

AB Short Duration High Yield Portfolio

Portfolio of Investments

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 77.5%
Industrial – 69.4%
Basic – 4.8%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)	U.S.$	1,416	$1,489,193
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(a)		2,697	1,966,545
Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(a)		1,556	1,636,819
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(a)		294	295,890
Constellium SE 3.125%, 07/15/2029(a)	EUR	617	625,495
3.75%, 04/15/2029(a)	U.S.$	1,370	1,246,714
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(a)		2,718	2,572,641
Element Solutions, Inc. 3.875%, 09/01/2028(a)		2,874	2,650,805
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(a)		2,615	2,513,643
5.875%, 04/15/2030(a)		571	566,152
Hecla Mining Co. 7.25%, 02/15/2028		298	301,674
INEOS Quattro Finance 2 PLC 2.50%, 01/15/2026(a)	EUR	257	274,429
9.625%, 03/15/2029(a)	U.S.$	488	519,583
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(a)	EUR	589	598,306
Ingevity Corp. 3.875%, 11/01/2028(a)	U.S.$	2,682	2,409,911
Olympus Water US Holding Corp. 3.875%, 10/01/2028(a)	EUR	100	101,035
7.125%, 10/01/2027(a)	U.S.$	453	452,765
Roller Bearing Co. of America, Inc. 4.375%, 10/15/2029(a)		521	483,655
SCIL IV LLC/SCIL USA Holdings LLC 4.375%, 11/01/2026(a)	EUR	187	200,795
5.375%, 11/01/2026(a)	U.S.$	3,089	2,960,837
8.343% (EURIBOR 3 Month + 4.38%), 11/01/2026(a) (b)	EUR	318	352,811
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	2,219	2,241,190
SNF Group SACA 3.125%, 03/15/2027(a)		862	784,972
thyssenkrupp AG Series E 2.875%, 02/22/2024(a)	EUR	343	376,875
WR Grace Holdings LLC 4.875%, 06/15/2027(a)	U.S.$	4,951	4,769,942

			32,392,677

	Principal Amount (000)		U.S. $ Value

Capital Goods – 8.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.25%, 09/01/2028(a)	U.S.$	1,449	$1,271,193
6.00%, 06/15/2027(a)		324	322,555
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(a)	EUR	200	196,415
4.125%, 08/15/2026(a)	U.S.$	3,288	3,006,712
Ball Corp. 2.875%, 08/15/2030		1,153	988,674
5.25%, 07/01/2025		500	498,805
6.00%, 06/15/2029		1,032	1,053,290
Bombardier, Inc. 6.00%, 02/15/2028(a)		599	583,222
7.50%, 02/01/2029(a)		1,046	1,065,006
7.875%, 04/15/2027(a)		686	686,240
8.75%, 11/15/2030(a)		406	432,597
Chart Industries, Inc. 7.50%, 01/01/2030(a)		1,050	1,099,003
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		2,596	2,541,043
Covanta Holding Corp. 4.875%, 12/01/2029(a)		2,042	1,783,769
Crown Americas LLC 5.25%, 04/01/2030		1,286	1,265,373
Eco Material Technologies, Inc. 7.875%, 01/31/2027(a)		2,115	2,131,455
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(a)		264	271,139
EnerSys 4.375%, 12/15/2027(a)		1,214	1,162,466
Enviri Corp. 5.75%, 07/31/2027(a)		2,340	2,171,450
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026(a)		1,143	1,144,474
GFL Environmental, Inc. 3.50%, 09/01/2028(a)		269	247,475
3.75%, 08/01/2025(a)		2,161	2,109,071
4.00%, 08/01/2028(a)		489	451,220
5.125%, 12/15/2026(a)		64	63,083
6.75%, 01/15/2031(a)		394	405,934
Griffon Corp. 5.75%, 03/01/2028		3,106	3,053,384
LSB Industries, Inc. 6.25%, 10/15/2028(a) (c)		3,126	2,969,575
Moog, Inc. 4.25%, 12/15/2027(a)		2,220	2,105,781
Paprec Holding SA 3.50%, 07/01/2028(a)	EUR	260	276,444
6.50%, 11/17/2027(a)		400	471,970

	Principal Amount (000)		U.S. $ Value

Renk AG/Frankfurt am Main 5.75%, 07/15/2025(a)	EUR	931	$1,020,480
Rolls-Royce PLC 3.625%, 10/14/2025(a)	U.S.$	3,277	3,164,435
Silgan Holdings, Inc. 2.25%, 06/01/2028	EUR	412	418,064
4.125%, 02/01/2028	U.S.$	1,510	1,441,144
Stericycle, Inc. 3.875%, 01/15/2029(a)		2,058	1,875,044
Summit Materials LLC/Summit Materials Finance Corp. 7.25%, 01/15/2031(a)		271	285,753
TK Elevator Midco GmbH 4.375%, 07/15/2027(a)	EUR	180	192,106
TK Elevator US Newco, Inc. 5.25%, 07/15/2027(a)	U.S.$	2,410	2,363,848
TransDigm, Inc. 5.50%, 11/15/2027		1,844	1,810,181
6.75%, 08/15/2028(a)		708	726,571
6.875%, 12/15/2030(a)		485	499,375
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		954	993,295
Triumph Group, Inc. 9.00%, 03/15/2028(a)		2,196	2,333,865
Trivium Packaging Finance BV 3.75%, 08/15/2026(a)	EUR	440	469,257
5.50%, 08/15/2026(a)	U.S.$	642	631,709
WESCO Distribution, Inc. 7.125%, 06/15/2025(a)		262	263,889
7.25%, 06/15/2028(a)		500	513,795

			54,831,629

Communications - Media – 6.4%
Altice Financing SA 2.25%, 01/15/2025(a)	EUR	106	113,603
5.00%, 01/15/2028(a)	U.S.$	2,689	2,445,161
AMC Networks, Inc. 4.25%, 02/15/2029		1,228	943,055
4.75%, 08/01/2025		791	768,678
Banijay Entertainment SASU 7.00%, 05/01/2029(a)	EUR	442	514,480
8.125%, 05/01/2029(a)	U.S.$	734	756,277
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)		274	247,466
4.75%, 03/01/2030(a)		545	498,533
5.125%, 05/01/2027(a)		2,095	2,027,080
6.375%, 09/01/2029(a)		1,456	1,436,999
Clear Channel Outdoor Holdings 9.00%, 09/15/2028(a)		200	208,718
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(a)		1,987	1,895,320

	Principal Amount (000)		U.S. $ Value

CSC Holdings LLC 5.375%, 02/01/2028(a)	U.S.$	2,955	$2,615,382
5.50%, 04/15/2027(a)		501	457,428
DISH DBS Corp. 5.25%, 12/01/2026(a)		2,364	2,031,291
5.75%, 12/01/2028(a)		754	609,662
Gray Television, Inc. 7.00%, 05/15/2027(a)		806	762,347
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(a)		1,424	1,243,465
6.75%, 10/15/2027(a)		2,212	2,163,447
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		2,726	2,628,927
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(a)		2,027	1,827,503
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(a)		787	600,150
Scripps Escrow II, Inc. 3.875%, 01/15/2029(a)		1,348	1,189,650
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		197	147,419
Sirius XM Radio, Inc. 3.125%, 09/01/2026(a)		1,184	1,119,164
4.00%, 07/15/2028(a)		2,038	1,889,389
5.00%, 08/01/2027(a)		230	222,808
Summer BC Bidco B LLC 5.50%, 10/31/2026(a)		350	328,451
TEGNA, Inc. 4.625%, 03/15/2028		263	245,821
4.75%, 03/15/2026(a)		700	682,206
5.00%, 09/15/2029		523	479,853
Univision Communications, Inc. 4.50%, 05/01/2029(a)		1,471	1,311,750
5.125%, 02/15/2025(a)		58	57,898
6.625%, 06/01/2027(a)		1,409	1,405,323
Urban One, Inc. 7.375%, 02/01/2028(a)		608	516,380
Virgin Media Finance PLC 3.75%, 07/15/2030(a)	EUR	210	212,402
Virgin Media Secured Finance PLC 5.00%, 04/15/2027(a)	GBP	200	247,993
5.50%, 05/15/2029(a)	U.S.$	1,000	964,350
Virgin Media Vendor Financing Notes IV DAC 5.00%, 07/15/2028(a)		2,417	2,274,276
Ziggo BV 4.875%, 01/15/2030(a)		3,396	3,021,965

			43,112,070

	Principal Amount (000)		U.S. $ Value

Communications - Telecommunications – 1.1%
Altice France SA/France 5.125%, 07/15/2029(a)	U.S.$	967	$752,732
5.50%, 01/15/2028(a)		489	402,134
5.50%, 10/15/2029(a)		1,902	1,490,426
8.125%, 02/01/2027(a)		588	540,554
Level 3 Financing, Inc. 3.625%, 01/15/2029(a)		543	228,142
4.25%, 07/01/2028(a)		22	10,930
4.625%, 09/15/2027(a)		132	79,658
Lorca Telecom Bondco SA 4.00%, 09/18/2027(a)	EUR	1,164	1,252,307
Nexstar Media, Inc. 5.625%, 07/15/2027(a)	U.S.$	1,318	1,279,897
Telecom Italia SpA/Milano 5.303%, 05/30/2024(a)		997	992,015
United Group BV 3.625%, 02/15/2028(a)	EUR	147	150,119
4.625%, 08/15/2028(a)		154	160,891
8.843% (EURIBOR 3 Month + 4.88%), 02/01/2029(a) (b)		317	351,272

			7,691,077

Consumer Cyclical - Automotive – 2.5%
Allison Transmission, Inc. 3.75%, 01/30/2031(a)	U.S.$	585	516,491
4.75%, 10/01/2027(a)		197	190,934
5.875%, 06/01/2029(a)		1,728	1,721,278
American Axle & Manufacturing, Inc. 6.50%, 04/01/2027		49	49,175
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026(a)	EUR	430	470,863
Dana, Inc. 4.25%, 09/01/2030	U.S.$	578	517,148
5.625%, 06/15/2028		165	163,538
Goodyear Tire & Rubber Co. (The) 5.00%, 07/15/2029		1,669	1,575,319
IHO Verwaltungs GmbH 4.75% (4.75% Cash or 5.50% PIK), 09/15/2026(a) (d)		1,435	1,373,855
6.00% (6.00% Cash or 6.75% PIK), 05/15/2027(a) (d)		1,324	1,297,617
6.375% (6.375% Cash or 7.125% PIK), 05/15/2029(a) (d)		662	648,919
8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (d)	EUR	377	453,705
Jaguar Land Rover Automotive PLC 4.50%, 10/01/2027(a)	U.S.$	1,867	1,746,411
5.50%, 07/15/2029(a)		1,075	1,042,793
6.875%, 11/15/2026(a)	EUR	478	562,864
7.75%, 10/15/2025(a)	U.S.$	293	295,748
PM General Purchaser LLC 9.50%, 10/01/2028(a)		148	150,287

	Principal Amount (000)		U.S. $ Value

Tenneco, Inc. 8.00%, 11/17/2028(a)	U.S.$	1,422	$1,215,654
ZF Europe Finance BV 2.00%, 02/23/2026(a) (c)	EUR	300	315,686
ZF Finance GmbH Series E 3.00%, 09/21/2025(a)		200	215,654
ZF North America Capital, Inc. 4.75%, 04/29/2025(a)	U.S.$	1,568	1,548,102
6.875%, 04/14/2028(a)		234	243,271
7.125%, 04/14/2030(a)		234	248,588

			16,563,900

Consumer Cyclical - Entertainment – 3.7%
Boyne USA, Inc. 4.75%, 05/15/2029(a)		1,605	1,513,226
Carnival Corp. 4.00%, 08/01/2028(a)		2,283	2,121,638
5.75%, 03/01/2027(a)		246	239,720
7.00%, 08/15/2029(a)		1,196	1,247,416
7.625%, 03/01/2026(a)	EUR	182	204,116
Cedar Fair LP 5.25%, 07/15/2029	U.S.$	23	21,671
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		2,087	2,046,533
5.50%, 05/01/2025(a)		1,294	1,287,375
CPUK Finance Ltd. 4.50%, 08/28/2027(a)	GBP	400	448,677
Lindblad Expeditions LLC 6.75%, 02/15/2027(a)	U.S.$	396	396,317
Motion Bondco DAC 4.50%, 11/15/2027(a)	EUR	239	238,446
NCL Corp., Ltd. 3.625%, 12/15/2024(a)	U.S.$	891	866,257
5.875%, 02/15/2027(a)		1,167	1,153,031
8.125%, 01/15/2029(a)		846	888,300
8.375%, 02/01/2028(a)		560	593,690
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		299	294,452
5.50%, 08/31/2026(a)		244	241,916
5.50%, 04/01/2028(a)		526	519,057
7.25%, 01/15/2030(a)		143	149,318
8.25%, 01/15/2029(a)		942	1,001,318
9.25%, 01/15/2029(a)		778	837,237
SeaWorld Parks & Entertainment, Inc. 5.25%, 08/15/2029(a)		2,927	2,744,794
Six Flags Entertainment Corp. 5.50%, 04/15/2027(a)		776	759,099
Vail Resorts, Inc. 6.25%, 05/15/2025(a)		1,353	1,358,141

	Principal Amount (000)		U.S. $ Value

Viking Cruises Ltd. 5.875%, 09/15/2027(a)	U.S.$	132	$128,639
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		227	221,125
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		3,286	3,153,738

			24,675,247

Consumer Cyclical - Other – 5.6%
Adams Homes, Inc. 7.50%, 02/15/2025(a)		115	114,269
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(a)		1,100	970,453
6.25%, 09/15/2027(a)		1,195	1,162,592
Builders FirstSource, Inc. 5.00%, 03/01/2030(a)		1,858	1,794,902
Caesars Entertainment, Inc. 7.00%, 02/15/2030(a)		501	515,073
8.125%, 07/01/2027(a)		1,390	1,424,583
Castle UK Finco PLC 7.00%, 05/15/2029(a)	GBP	276	297,935
9.252% (EURIBOR 3 Month + 5.25%), 05/15/2028(a) (b)	EUR	194	197,905
Churchill Downs, Inc. 4.75%, 01/15/2028(a)	U.S.$	2,154	2,046,968
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(a)		887	883,275
Forestar Group, Inc. 3.85%, 05/15/2026(a)		2,278	2,176,242
Hilton Domestic Operating Co., Inc. 3.75%, 05/01/2029(a)		2,077	1,919,023
4.875%, 01/15/2030		526	509,747
5.375%, 05/01/2025(a)		105	104,693
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(a)		35	30,858
5.00%, 06/01/2029(a)		3,122	2,881,262
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)		3,407	3,013,049
Mattamy Group Corp. 4.625%, 03/01/2030(a)		1,372	1,272,269
5.25%, 12/15/2027(a)		2,100	2,036,118
MGM Resorts International 4.75%, 10/15/2028		1,795	1,707,727
5.50%, 04/15/2027		267	264,875
Playtech PLC 4.25%, 03/07/2026(a)	EUR	130	140,223
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028	U.S.$	1,569	1,486,941

	Principal Amount (000)		U.S. $ Value

Standard Industries, Inc./NJ 4.75%, 01/15/2028(a)	U.S.$	1,722	$1,658,372
5.00%, 02/15/2027(a)		530	516,829
Taylor Morrison Communities, Inc. 5.125%, 08/01/2030(a)		24	23,252
5.75%, 01/15/2028(a)		22	22,198
5.875%, 06/15/2027(a)		2,866	2,882,078
Travel + Leisure Co. 4.50%, 12/01/2029(a)		1,396	1,250,104
6.625%, 07/31/2026(a)		1,548	1,565,694
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(a)		1,774	1,734,759
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/2029(a)		1,000	944,540

			37,548,808

Consumer Cyclical - Restaurants – 0.9%
1011778 BC ULC/New Red Finance, Inc. 3.50%, 02/15/2029(a)		1,208	1,114,018
3.875%, 01/15/2028(a)		1,011	955,658
4.375%, 01/15/2028(a)		1,077	1,028,858
5.75%, 04/15/2025(a)		452	451,073
IRB Holding Corp. 7.00%, 06/15/2025(a)		340	340,350
Papa John’s International, Inc. 3.875%, 09/15/2029(a)		279	247,272
Raising Cane’s Restaurants LLC 9.375%, 05/01/2029(a)		592	631,131
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		1,064	1,030,197

			5,798,557

Consumer Cyclical - Retailers – 3.9%
Arko Corp. 5.125%, 11/15/2029(a)		1,500	1,301,370
Asbury Automotive Group, Inc. 4.625%, 11/15/2029(a)		1,970	1,825,934
Bath & Body Works, Inc. 6.625%, 10/01/2030(a)		2,490	2,547,469
Beacon Roofing Supply, Inc. 4.125%, 05/15/2029(a)		65	59,234
6.50%, 08/01/2030(a)		1,163	1,192,505
FirstCash, Inc. 4.625%, 09/01/2028(a)		542	506,147
5.625%, 01/01/2030(a)		2,000	1,914,960
Group 1 Automotive, Inc. 4.00%, 08/15/2028(a)		2,328	2,159,592
LCM Investments Holdings II LLC 4.875%, 05/01/2029(a)		1,754	1,633,027
8.25%, 08/01/2031(a)		684	715,437

	Principal Amount (000)		U.S. $ Value

Levi Strauss & Co. 3.50%, 03/01/2031(a)	U.S.$	1,186	$1,031,891
Murphy Oil USA, Inc. 4.75%, 09/15/2029		519	492,868
Penske Automotive Group, Inc. 3.75%, 06/15/2029		1,065	952,185
PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(a)		2,056	1,933,154
7.75%, 02/15/2029(a)		1,226	1,194,896
Sonic Automotive, Inc. 4.625%, 11/15/2029(a)		2,865	2,606,949
4.875%, 11/15/2031(a)		126	112,231
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(a)		1,729	1,710,742
SRS Distribution, Inc. 4.625%, 07/01/2028(a)		1,259	1,199,185
Staples, Inc. 7.50%, 04/15/2026(a)		739	689,413
William Carter Co. (The) 5.625%, 03/15/2027(a)		723	715,669

			26,494,858

Consumer Non-Cyclical – 9.6%
AdaptHealth LLC 4.625%, 08/01/2029(a)		991	768,679
5.125%, 03/01/2030(a)		1,750	1,378,317
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		274	248,726
4.625%, 01/15/2027(a)		1,494	1,448,523
6.50%, 02/15/2028(a)		1,145	1,163,022
7.50%, 03/15/2026(a)		185	188,500
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(a)		1,394	1,471,353
CAB SELAS 3.375%, 02/01/2028(a)	EUR	859	843,469
Catalent Pharma Solutions, Inc. 3.125%, 02/15/2029(a)	U.S.$	1,656	1,449,712
3.50%, 04/01/2030(a)		750	655,080
5.00%, 07/15/2027(a)		450	436,095
Cheplapharm Arzneimittel GmbH 3.50%, 02/11/2027(a)	EUR	106	113,250
7.50%, 05/15/2030(a)		860	1,009,209
CHS/Community Health Systems, Inc. 5.625%, 03/15/2027(a)	U.S.$	2,084	1,936,328
8.00%, 03/15/2026(a)		578	576,798
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC 6.625%, 07/15/2030(a)		857	880,687
DaVita, Inc. 4.625%, 06/01/2030(a)		3,345	2,924,166

	Principal Amount (000)		U.S. $ Value

Elanco Animal Health, Inc. 6.65%, 08/28/2028(c)	U.S.$	3,089	$3,205,610
Embecta Corp. 5.00%, 02/15/2030(a)		3,041	2,581,931
6.75%, 02/15/2030(a)		366	319,174
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(a)		1,030	407,386
Fortrea Holdings, Inc. 7.50%, 07/01/2030(a)		916	943,608
Grifols SA 3.875%, 10/15/2028(a)	EUR	481	486,215
4.75%, 10/15/2028(a)	U.S.$	1,929	1,753,924
Gruenenthal GmbH 4.125%, 05/15/2028(a)	EUR	907	989,117
Iceland Bondco PLC 9.502% (EURIBOR 3 Month + 5.50%), 12/15/2027(a) (b)		199	219,585
10.875%, 12/15/2027(a)	GBP	118	156,944
IQVIA, Inc. 1.75%, 03/15/2026(a)	EUR	798	845,961
6.50%, 05/15/2030(a)	U.S.$	212	218,150
Jazz Securities DAC 4.375%, 01/15/2029(a)		3,053	2,843,625
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 5.00%, 12/31/2026(a)		240	234,002
7.00%, 12/31/2027(a)		469	447,815
Lamb Weston Holdings, Inc. 4.875%, 05/15/2028(a)		2,552	2,495,575
Legacy LifePoint Health LLC 4.375%, 02/15/2027(a)		2,062	1,909,598
Medline Borrower LP 3.875%, 04/01/2029(a)		1,460	1,320,570
5.25%, 10/01/2029(a)		1,700	1,605,429
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(a)		1,920	1,570,982
ModivCare, Inc. 5.875%, 11/15/2025(a)		860	855,769
Newell Brands, Inc. 5.20%, 04/01/2026(c)		1,226	1,207,181
6.375%, 09/15/2027		42	41,901
Option Care Health, Inc. 4.375%, 10/31/2029(a)		809	737,209
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/30/2028(a)		4,180	3,847,314
Performance Food Group, Inc. 4.25%, 08/01/2029(a)		296	271,598
5.50%, 10/15/2027(a)		2,011	1,982,926
Perrigo Finance Unlimited Co. 4.375%, 03/15/2026		1,887	1,827,918
4.65%, 06/15/2030(c)		524	476,510

	Principal Amount (000)		U.S. $ Value

Post Holdings, Inc. 4.625%, 04/15/2030(a)	U.S.$	1,310	$1,209,851
5.50%, 12/15/2029(a)		900	869,193
5.625%, 01/15/2028(a)		200	197,950
5.75%, 03/01/2027(a)		183	182,526
Premier Foods Finance PLC 3.50%, 10/15/2026(a)	GBP	200	237,447
Primo Water Holdings, Inc. 4.375%, 04/30/2029(a)	U.S.$	2,583	2,384,496
Spectrum Brands, Inc. 3.875%, 03/15/2031(a)		328	297,867
Tenet Healthcare Corp. 4.25%, 06/01/2029		537	499,968
5.125%, 11/01/2027		1,910	1,868,477
US Acute Care Solutions LLC 6.375%, 03/01/2026(a)		1,981	1,655,740
US Foods, Inc. 4.75%, 02/15/2029(a)		2,125	2,021,470
6.875%, 09/15/2028(a)		220	226,906

			64,947,332

Energy – 9.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(a)		1,245	1,198,723
5.75%, 03/01/2027(a)		21	20,858
5.75%, 01/15/2028(a)		1,490	1,474,295
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(a)		653	661,391
Buckeye Partners LP 3.95%, 12/01/2026		22	20,864
4.125%, 03/01/2025(a)		1,271	1,235,615
4.50%, 03/01/2028(a)		802	761,218
Callon Petroleum Co. 7.50%, 06/15/2030(a)		1,733	1,751,526
8.00%, 08/01/2028(a)		1,120	1,146,130
CITGO Petroleum Corp. 6.375%, 06/15/2026(a)		356	355,021
7.00%, 06/15/2025(a)		1,631	1,627,738
8.375%, 01/15/2029(a)		1,075	1,105,595
Civitas Resources, Inc. 5.00%, 10/15/2026(a)		908	882,058
8.375%, 07/01/2028(a)		2,433	2,544,602
CNX Resources Corp. 6.00%, 01/15/2029(a)		2,193	2,107,583
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 06/15/2031(a)		540	511,720
Crescent Energy Finance LLC 7.25%, 05/01/2026(a)		942	953,690
9.25%, 02/15/2028(a)		1,759	1,825,385

	Principal Amount (000)			U.S. $ Value

EQM Midstream Partners LP 4.125%, 12/01/2026	U.S.$	2,028		$1,957,831
4.50%, 01/15/2029(a)		587		555,384
5.50%, 07/15/2028		790		785,679
Genesis Energy LP/Genesis Energy Finance Corp. 7.75%, 02/01/2028		1,152		1,156,597
8.00%, 01/15/2027		938		954,584
8.25%, 01/15/2029		885		911,585
8.875%, 04/15/2030		780		807,284
Gulfport Energy Corp. 6.00%, 10/15/2024		400		1,000
8.00%, 05/17/2026(a)		64		64,837
8.00%, 05/17/2026		0	**	370
Hess Midstream Operations LP 4.25%, 02/15/2030(a)		271		250,507
5.125%, 06/15/2028(a)		1,226		1,184,414
5.625%, 02/15/2026(a)		1,355		1,345,542
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(a)		11		10,686
6.25%, 11/01/2028(a)		2,502		2,497,146
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(a)		920		968,944
ITT Holdings LLC 6.50%, 08/01/2029(a)		1,094		967,151
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(a)		1,626		1,620,618
Murphy Oil Corp. 6.375%, 07/15/2028		517		518,996
7.05%, 05/01/2029		203		209,244
Nabors Industries Ltd. 7.25%, 01/15/2026(a)		271		259,618
Nabors Industries, Inc. 7.375%, 05/15/2027(a)		2,930		2,874,037
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		2,915		2,801,752
6.75%, 09/15/2025(a)		1,467		1,456,056
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(a)		2,197		2,219,783
NuStar Logistics LP 5.625%, 04/28/2027		511		508,445
5.75%, 10/01/2025		2,268		2,262,693
6.00%, 06/01/2026		11		10,969
6.375%, 10/01/2030		372		372,852
PBF Holding Co., LLC/PBF Finance Corp. 6.00%, 02/15/2028		1,580		1,543,486
Southwestern Energy Co. 5.375%, 02/01/2029		1,718		1,672,799
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(a) (c)		745		743,540

	Principal Amount (000)		U.S. $ Value

Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	U.S.$	23	$21,465
4.50%, 04/30/2030		285	263,961
7.00%, 09/15/2028(a)		2,757	2,846,106
Transocean, Inc. 8.75%, 02/15/2030(a)		1,663	1,738,992
Venture Global Calcasieu Pass LLC 3.875%, 08/15/2029(a)		24	21,613
4.125%, 08/15/2031(a)		556	491,254
6.25%, 01/15/2030(a)		480	478,315
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		2,989	3,018,711
9.50%, 02/01/2029(a)		691	730,560

			63,289,418

Other Industrial – 0.9%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(a)		2,876	2,728,835
Belden, Inc. 3.375%, 07/15/2031(a)	EUR	693	673,378
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(a)	U.S.$	1,577	1,625,934
SIG PLC 5.25%, 11/30/2026(a)	EUR	958	953,127

			5,981,274

Services – 5.2%
ADT Security Corp. (The) 4.125%, 08/01/2029(a)	U.S.$	1,758	1,625,640
4.875%, 07/15/2032(a)		276	256,089
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(a)		1,868	1,860,285
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 3.625%, 06/01/2028(a)	EUR	160	155,019
4.625%, 06/01/2028(a)	U.S.$	3,170	2,903,759
ANGI Group LLC 3.875%, 08/15/2028(a)		969	818,330
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	210	217,662
APX Group, Inc. 5.75%, 07/15/2029(a)	U.S.$	1,292	1,206,147
6.75%, 02/15/2027(a)		2,275	2,276,820
Aramark Services, Inc. 5.00%, 04/01/2025(a)		506	502,220
5.00%, 02/01/2028(a)		2,040	1,974,190
Block, Inc. 2.75%, 06/01/2026		2,627	2,473,793
Cars.com, Inc. 6.375%, 11/01/2028(a)		1,545	1,491,172

	Principal Amount (000)		U.S. $ Value

Engineering - Ingegneria Informatica - SpA 5.875%, 09/30/2026(a)	EUR	1,450	$1,565,240
Garda World Security Corp. 4.625%, 02/15/2027(a)	U.S.$	2,285	2,195,839
7.75%, 02/15/2028(a)		493	512,592
Millennium Escrow Corp. 6.625%, 08/01/2026(a)		748	531,035
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(a)		4,793	4,305,073
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		1,156	1,080,479
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		178	164,796
5.25%, 04/15/2024(a)		78	77,752
5.75%, 04/15/2026(a)		921	925,108
6.25%, 01/15/2028(a)		2,994	2,965,108
Q-Park Holding I BV 2.00%, 03/01/2027(a)	EUR	221	225,651
Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(a)		200	215,685
ZipRecruiter, Inc. 5.00%, 01/15/2030(a)	U.S.$	2,567	2,249,796

			34,775,280

Technology – 3.0%
Boxer Parent Co., Inc. 7.125%, 10/02/2025(a)		500	502,265
Clarivate Science Holdings Corp. 3.875%, 07/01/2028(a)		2,656	2,500,890
Gen Digital, Inc. 6.75%, 09/30/2027(a)		2,616	2,660,864
GoTo Group, Inc. 5.50%, 09/01/2027(a)		789	379,817
Imola Merger Corp. 4.75%, 05/15/2029(a)		750	711,750
NCR Voyix Corp. 5.00%, 10/01/2028(a)		1,338	1,265,480
5.125%, 04/15/2029(a)		1,582	1,506,539
Playtika Holding Corp. 4.25%, 03/15/2029(a)		2,072	1,816,129
Presidio Holdings, Inc. 4.875%, 02/01/2027(a)		2,593	2,535,746
Rackspace Technology Global, Inc. 3.50%, 02/15/2028(a)		1,378	551,655
Seagate HDD Cayman 4.091%, 06/01/2029		1,144	1,060,076
8.25%, 12/15/2029(a)		1,470	1,584,895
Virtusa Corp. 7.125%, 12/15/2028(a)		269	231,205

	Principal Amount (000)		U.S. $ Value

Western Digital Corp. 4.75%, 02/15/2026	U.S.$	3,067	$3,006,795

			20,314,106

Transportation - Airlines – 2.0%
Air Canada 3.875%, 08/15/2026(a)		1,260	1,205,908
Allegiant Travel Co. 7.25%, 08/15/2027(a)		1,637	1,609,318
American Airlines, Inc. 7.25%, 02/15/2028(a)		1,072	1,088,916
8.50%, 05/15/2029(a)		797	843,043
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)		2,174	2,155,941
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(a)		2,371	2,238,896
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(a)		1,904	1,369,885
United Airlines, Inc. 4.375%, 04/15/2026(a)		1,426	1,390,806
4.625%, 04/15/2029(a)		1,649	1,536,720

			13,439,433

Transportation - Services – 2.3%
Albion Financing 1 SARL/Aggreko Holdings, Inc. 5.25%, 10/15/2026(a)	EUR	253	278,931
6.125%, 10/15/2026(a)	U.S.$	2,560	2,545,485
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		1,808	1,674,678
5.375%, 03/01/2029(a)		963	891,449
5.75%, 07/15/2027(a)		69	66,936
BCP V Modular Services Finance II PLC 4.75%, 11/30/2028(a)	EUR	1,295	1,322,137
Boels Topholding BV 6.25%, 02/15/2029(a)		492	566,613
Hertz Corp. (The) 4.625%, 12/01/2026(a)	U.S.$	2,291	2,083,092
5.00%, 12/01/2029(a)		921	755,800
Loxam SAS 4.50%, 02/15/2027(a)	EUR	404	444,725
6.375%, 05/31/2029(a)		205	234,471
Mundys SpA 1.875%, 02/12/2028(a)		573	580,200
NAC Aviation 29 DAC 4.75%, 06/30/2026	U.S.$	336	309,025
PROG Holdings, Inc. 6.00%, 11/15/2029(a)		2,184	2,036,252

	Principal Amount (000)		U.S. $ Value

United Rentals North America, Inc. 4.875%, 01/15/2028	U.S.$	1,899	$1,854,791

			15,644,585

			467,500,251

Financial Institutions – 6.9%
Banking – 0.4%
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(a)		1,568	1,557,149
9.75%, 03/15/2029(a)		735	761,806
UniCredit SpA 5.861%, 06/19/2032(a)		426	416,943

			2,735,898

Brokerage – 1.1%
AG Issuer LLC 6.25%, 03/01/2028(a)		1,117	1,110,164
AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(a)		1,936	2,037,601
Aretec Group, Inc. 10.00%, 08/15/2030(a)		2,038	2,165,905
NFP Corp. 4.875%, 08/15/2028(a)		1,969	1,957,186

			7,270,856

Finance – 2.9%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(a)		2,319	2,176,683
Curo Group Holdings Corp. 7.50%, 08/01/2028(a)		1,013	340,783
18.00%, 08/01/2028(e) (f)		693	606,544
Encore Capital Group, Inc. 4.875%, 10/15/2025(a)	EUR	502	551,922
Enova International, Inc. 8.50%, 09/15/2025(a)	U.S.$	1,290	1,275,307
11.25%, 12/15/2028(a)		1,667	1,719,460
GGAM Finance Ltd. 7.75%, 05/15/2026(a)		788	801,995
8.00%, 02/15/2027(a)		774	794,348
8.00%, 06/15/2028(a)		2,103	2,182,157
goeasy Ltd. 9.25%, 12/01/2028(a)		1,236	1,320,888
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5.00%, 08/15/2028(a)		3,605	3,266,094
Navient Corp. 4.875%, 03/15/2028		1,873	1,740,916
5.00%, 03/15/2027		554	535,003
6.75%, 06/25/2025		607	614,594
6.75%, 06/15/2026		70	71,114
SLM Corp. 3.125%, 11/02/2026		1,396	1,306,796
4.20%, 10/29/2025		614	596,053

			19,900,657

	Principal Amount (000)		U.S. $ Value

Insurance – 0.7%
Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(a)	U.S.$	2,570	$2,341,938
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(a)		364	372,670
AssuredPartners, Inc. 5.625%, 01/15/2029(a)		569	530,644
HUB International Ltd. 7.25%, 06/15/2030(a)		1,289	1,360,849

			4,606,101

Other Finance – 0.1%
Coinbase Global, Inc. 3.375%, 10/01/2028(a)		616	512,500

REITs – 1.7%
Aedas Homes Opco SLU 4.00%, 08/15/2026(a)	EUR	826	861,793
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(a)	U.S.$	1,042	938,373
5.75%, 05/15/2026(a)		1,011	981,863
Iron Mountain, Inc. 4.50%, 02/15/2031(a)		553	502,345
4.875%, 09/15/2027(a)		1,121	1,092,314
5.25%, 03/15/2028(a)		1,083	1,052,719
5.25%, 07/15/2030(a)		11	10,464
7.00%, 02/15/2029(a)		290	298,984
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		1,600	1,312,576
Office Properties Income Trust 3.45%, 10/15/2031		238	118,852
Service Properties Trust 7.50%, 09/15/2025		1,975	2,000,873
Via Celere Desarrollos Inmobiliarios SA 5.25%, 04/01/2026(a)	EUR	1,119	1,185,006
Vivion Investments SARL 3.00%, 08/08/2024(a)		900	930,345
Series E 7.90%, 02/28/2029(a) (c) (d)		100	83,653

			11,370,160

			46,396,172

Utility – 1.2%
Electric – 1.1%
Calpine Corp. 4.50%, 02/15/2028(a)	U.S.$	2,129	2,025,594
5.125%, 03/15/2028(a)		137	131,284

	Principal Amount (000)		U.S. $ Value

ContourGlobal Power Holdings SA 3.125%, 01/01/2028(a)	EUR	120	$116,567
NRG Energy, Inc. 3.375%, 02/15/2029(a)	U.S.$	2,558	2,259,942
5.25%, 06/15/2029(a)		11	10,691
Vistra Operations Co., LLC 4.375%, 05/01/2029(a)		2,744	2,544,813
5.00%, 07/31/2027(a)		11	10,711
5.50%, 09/01/2026(a)		928	921,949
5.625%, 02/15/2027(a)		11	10,877

			8,032,428

Natural Gas – 0.1%
UGI International LLC 2.50%, 12/01/2029(a)	EUR	433	405,124

			8,437,552

Total Corporates - Non-Investment Grade (cost $513,094,804)			522,333,975

CORPORATES - INVESTMENT GRADE – 8.8%
Industrial – 5.1%
Basic – 0.3%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	341	276,892
INEOS Finance PLC 2.125%, 11/15/2025(a)	EUR	200	213,451
2.875%, 05/01/2026(a)		472	504,786
3.375%, 03/31/2026(a)		185	200,173
Nexa Resources SA 5.375%, 05/04/2027(a)	U.S.$	346	335,018
Westlake Corp. 3.60%, 08/15/2026		843	814,684

			2,345,004

Capital Goods – 0.1%
Regal Rexnord Corp. 6.30%, 02/15/2030(a)		590	607,346
Westinghouse Air Brake Technologies Corp. 4.15%, 03/15/2024(c)		50	49,778

			657,124

Communications - Media – 0.4%
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		2,287	2,147,470
Pinewood Finance Co., Ltd. 3.25%, 09/30/2025(a)	GBP	620	767,033

			2,914,503

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.9%
Ford Motor Credit Co., LLC 2.70%, 08/10/2026	U.S.$	254	$235,306
4.95%, 05/28/2027		731	713,690
7.35%, 11/04/2027		1,437	1,514,052
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)		796	740,495
6.50%, 03/10/2028(a)		1,135	1,177,767
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		23	20,689
2.75%, 03/09/2028(a)		335	295,493
Nissan Motor Co., Ltd. 4.345%, 09/17/2027 (a)		1,110	1,062,314

			5,759,806

Consumer Cyclical - Entertainment – 0.5%
Hasbro, Inc. 3.90%, 11/19/2029		382	356,028
Mattel, Inc. 3.375%, 04/01/2026(a)		1,100	1,047,475
5.875%, 12/15/2027(a)		1,750	1,748,530

			3,152,033

Consumer Cyclical - Other – 1.3%
Genting New York LLC/GENNY Capital, Inc. 3.30%, 02/15/2026(a)		588	542,224
International Game Technology PLC 3.50%, 06/15/2026(a)	EUR	300	328,665
4.125%, 04/15/2026(a)	U.S.$	1,740	1,689,923
5.25%, 01/15/2029(a)		805	786,920
Las Vegas Sands Corp. 2.90%, 06/25/2025		3,246	3,118,562
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		112	112,702
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)		2,200	1,913,560

			8,492,556

Consumer Cyclical - Retailers – 0.4%
Macy’s Retail Holdings LLC 5.875%, 04/01/2029(a)		964	926,780
5.875%, 03/15/2030(a)		806	761,211
PVH Corp. 4.625%, 07/10/2025		246	242,010
Ross Stores, Inc. 4.70%, 04/15/2027		142	140,502
Tapestry, Inc. 7.00%, 11/27/2026		183	189,851
7.05%, 11/27/2025		106	108,496

			2,368,850

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.2%
Avantor Funding, Inc. 2.625%, 11/01/2025(a)	EUR	346	$373,560
IQVIA, Inc. 6.25%, 02/01/2029(a)	U.S.$	672	701,756

			1,075,316

Energy – 0.5%
Ecopetrol SA 4.125%, 01/16/2025		353	343,513
5.375%, 06/26/2026		329	321,906
8.625%, 01/19/2029		216	230,310
EnLink Midstream LLC 5.625%, 01/15/2028(a)		216	212,967
EnLink Midstream Partners LP
4.15%, 06/01/2025		306	299,595
4.85%, 07/15/2026		582	572,863
Oleoducto Central SA 4.00%, 07/14/2027(a)		560	517,938
Sabine Pass Liquefaction LLC 5.75%, 05/15/2024		100	99,934
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)		242	198,440
Var Energi ASA 7.50%, 01/15/2028(a)		703	747,219

			3,544,685

Services – 0.3%
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(a)		1,879	1,993,506
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV 8.50%, 01/15/2031(a)	GBP	132	182,239

			2,175,745

Technology – 0.2%
Broadcom, Inc. 4.926%, 05/15/2037(a)	U.S.$	200	193,468
CDW LLC/CDW Finance Corp. 3.276%, 12/01/2028		406	372,046
4.125%, 05/01/2025		999	979,560

			1,545,074

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		180	164,021
5.875%, 07/05/2034(a)		89	87,597

			251,618

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.0%
AerCap Global Aviation Trust 6.50%, 06/15/2045(a)	U.S.$	291	$291,346

			34,573,660

Financial Institutions – 3.6%
Banking – 2.7%
AIB Group PLC 6.608%, 09/13/2029(a)		319	335,984
Ally Financial, Inc. 5.75%, 11/20/2025		785	783,124
6.848%, 01/03/2030		1,201	1,234,952
Banco Santander SA 4.175%, 03/24/2028		400	384,796
5.179%, 11/19/2025		400	396,496
9.625%, 05/21/2033(g)		1,000	1,094,420
Bank of America Corp. Series U 8.774% (SOFR + 3.40%), 01/29/2024(b) (g)		476	476,100
CaixaBank SA 5.875%, 10/09/2027(a) (g)	EUR	200	213,745
6.684%, 09/13/2027(a)	U.S.$	718	735,964
Citigroup, Inc. 3.875%, 02/18/2026(g)		154	136,446
7.625%, 11/15/2028(g)		360	367,488
Series V 4.70%, 01/30/2025(g)		147	136,978
Series W 4.00%, 12/10/2025(g)		207	190,721
Danske Bank A/S 3.244%, 12/20/2025(a)		358	348,696
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	148,173
6.819%, 11/20/2029		486	511,282
7.146%, 07/13/2027		574	596,242
Goldman Sachs Group, Inc. (The) Series P 8.505% (SOFR + 3.14%), 01/29/2024(b) (g)		356	355,302
Intesa Sanpaolo SpA 5.017%, 06/26/2024(a)		1,344	1,329,848
5.71%, 01/15/2026(a)		1,097	1,093,281
7.00%, 11/21/2025(a)		200	204,950
JPMorgan Chase & Co. Series Q 8.889% (SOFR + 3.51%), 02/01/2024(b) (g)		733	735,741
Series R 8.939% (SOFR + 3.56%), 02/01/2024(b) (g)		54	54,197
Lloyds Banking Group PLC 7.953%, 11/15/2033		647	742,212

	Principal Amount (000)		U.S. $ Value

PNC Financial Services Group, Inc. (The) Series R 8.679% (SOFR + 3.30%), 03/01/2024(b) (g)	U.S.$	517	$516,571
Santander Holdings USA, Inc. 6.499%, 03/09/2029		1,121	1,159,618
Truist Financial Corp. Series L 8.748% (SOFR + 3.36%), 12/15/2024(b) (g)		842	841,242
Series N 4.80%, 09/01/2024(g)		626	574,875
UBS Group AG 4.375%, 02/10/2031(a) (g)		507	400,662
7.00%, 02/19/2025(a) (g)		401	398,205
UniCredit SpA 1.982%, 06/03/2027(a)		222	202,935
2.569%, 09/22/2026(a)		482	453,519
Wells Fargo & Co. 7.625%, 09/15/2028(g)		162	169,818
Series BB 3.90%, 03/15/2026(g)		878	811,096

			18,135,679

Finance – 0.5%
Aircastle Ltd. 2.85%, 01/26/2028(a)		39	34,736
4.25%, 06/15/2026		5	4,837
5.25%, 08/11/2025(a)		1,078	1,063,350
Aviation Capital Group LLC 1.95%, 01/30/2026(a)		119	110,242
1.95%, 09/20/2026(a)		988	895,711
3.50%, 11/01/2027(a)		96	88,405
4.125%, 08/01/2025(a)		3	2,912
4.375%, 01/30/2024(a)		308	307,344
4.875%, 10/01/2025(a)		31	30,391
5.50%, 12/15/2024(a)		105	104,413
6.75%, 10/25/2028(a)		490	510,541

			3,152,882

Insurance – 0.1%
Centene Corp. 4.625%, 12/15/2029		20	19,216
Hartford Financial Services Group, Inc. (The) Series ICON 7.766% (SOFR + 2.39%), 02/12/2047(a) (b)		859	740,063

			759,279

	Principal Amount (000)		U.S. $ Value

REITs – 0.3%
GLP Capital LP/GLP Financing II, Inc. 3.35%, 09/01/2024	U.S.$	13	$12,791
5.25%, 06/01/2025		191	190,469
5.375%, 04/15/2026		79	78,642
Omega Healthcare Investors, Inc. 3.375%, 02/01/2031		440	373,340
Sabra Health Care LP 3.90%, 10/15/2029		334	302,624
Trust Fibra Uno 4.869%, 01/15/2030(a)		211	190,032
Vornado Realty LP 2.15%, 06/01/2026		839	756,535

			1,904,433

			23,952,273

Utility – 0.1%
Electric – 0.1%
Alexander Funding Trust II 7.467%, 07/31/2028(a)		120	126,041
Empresa Electrica Cochrane SpA 5.50%, 05/14/2027(a)		226	213,306
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)		427	363,223
NRG Energy, Inc. 4.45%, 06/15/2029(a)		59	55,721

			758,291

Total Corporates - Investment Grade (cost $59,000,152)			59,284,224

EMERGING MARKETS - CORPORATE BONDS – 3.2%
Industrial – 3.0%
Basic – 0.5%
Braskem Idesa SAPI 6.99%, 02/20/2032(a)		486	274,648
Cia de Minas Buenaventura SAA 5.50%, 07/23/2026(a)		719	685,904
Consolidated Energy Finance SA 5.00%, 10/15/2028(a)	EUR	320	285,533
CSN Resources SA 7.625%, 04/17/2026(a)	U.S.$	274	275,247
Eldorado Gold Corp. 6.25%, 09/01/2029(a)		544	513,150
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(a)		337	337,737
JSW Steel Ltd. 5.95%, 04/18/2024(a)		338	336,584
Sasol Financing USA LLC 5.875%, 03/27/2024		684	678,665
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		127	76,835

			3,464,303

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.2%
Embraer Netherlands Finance BV 5.40%, 02/01/2027	U.S.$	588	$580,838
7.00%, 07/28/2030(a)		370	386,610
IHS Holding Ltd. 5.625%, 11/29/2026(a)		263	227,166
Usiminas International SARL 5.875%, 07/18/2026(a)		545	531,642

			1,726,256

Communications - Media – 0.1%
RCS & RDS SA 3.25%, 02/05/2028(a)	EUR	200	196,364
Telecomunicaciones Digitales SA 4.50%, 01/30/2030(a)	U.S.$	205	177,325

			373,689

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(a)		208	193,452

Consumer Cyclical - Other – 1.2%
Allwyn Entertainment Financing UK PLC 8.127% (EURIBOR 3 Month + 4.12%), 02/15/2028(a) (b)	EUR	466	522,157
Allwyn International AS 3.875%, 02/15/2027(a)		325	344,432
Melco Resorts Finance Ltd. 4.875%, 06/06/2025(a)	U.S.$	815	791,314
5.375%, 12/04/2029(a)		428	376,640
5.625%, 07/17/2027(a)		356	333,861
5.75%, 07/21/2028(a)		1,178	1,084,496
MGM China Holdings Ltd. 5.25%, 06/18/2025(a)		1,482	1,450,508
5.375%, 05/15/2024(a)		214	212,951
5.875%, 05/15/2026(a)		216	210,600
Studio City Finance Ltd. 6.00%, 07/15/2025(a)		705	689,578
Wynn Macau Ltd. 5.50%, 01/15/2026(a)		1,775	1,726,188
5.625%, 08/26/2028(a)		345	318,802

			8,061,527

Consumer Non-Cyclical – 0.4%
BRF SA 4.875%, 01/24/2030(a)		784	686,306
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(a)		113	105,829
Rede D’or Finance SARL 4.95%, 01/17/2028(a)		200	189,778

	Principal Amount (000)		U.S. $ Value

Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	EUR	482	$512,602
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	U.S.$	490	452,944
4.75%, 05/09/2027		372	356,826
5.125%, 05/09/2029		372	354,382
Tonon Luxembourg SA 6.50%, 10/31/2024(h) (i) (j)		102	10
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(e) (f) (i) (j) (k)		425	43

			2,658,720

Energy – 0.4%
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		216	187,920
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	196,000
Kosmos Energy Ltd. 7.125%, 04/04/2026(a)		379	360,761
7.50%, 03/01/2028(a)		200	182,500
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		754	727,953
Medco Bell Pte Ltd. 6.375%, 01/30/2027(a)		357	342,274
ReNew Pvt Ltd. 5.875%, 03/05/2027(a)		200	190,818
SierraCol Energy Andina LLC 6.00%, 06/15/2028(a)		578	481,242

			2,669,468

Services – 0.1%
Bidvest Group UK PLC (The) 3.625%, 09/23/2026(a)		377	348,254

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(a)		741	689,130

			20,184,799

Financial Institutions – 0.1%
Banking – 0.1%
Bank Tabungan Negara Persero TBK PT 4.20%, 01/23/2025(a)		452	439,146

Brokerage – 0.0%
Banco BTG Pactual SA/Cayman Islands 4.50%, 01/10/2025(a)		355	347,785

			786,931

Utility – 0.1%
Electric – 0.1%
India Clean Energy Holdings 4.50%, 04/18/2027(a)		200	175,750

	Principal Amount (000)		U.S. $ Value

Investment Energy Resources Ltd. 6.25%, 04/26/2029(a)	U.S.$	247	$231,518
Terraform Global Operating LP 6.125%, 03/01/2026(a)		108	106,901

			514,169

Total Emerging Markets - Corporate Bonds (cost $22,929,508)			21,485,899

BANK LOANS – 1.4%
Industrial – 1.2%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.860% (SOFR 3 Month + 4.25%), 05/17/2028(l)		658	575,675
Apex Tool Group, LLC 10.707% (SOFR 1 Month + 5.25%), 02/08/2029(l)		350	306,352

			882,027

Communications - Media – 0.1%
Clear Channel Outdoor Holdings, Inc. 9.145% (SOFR 3 Month + 3.50%), 08/21/2026(l)		81	79,906
Coral-US Co-Borrower LLC 8.543% (SOFR 3 Month + 3.00%), 10/15/2029(l)		320	318,733

			398,639

Communications - Telecommunications – 0.2%
Crown Subsea Communications Holding, Inc. 10.457% (SOFR 1 Month + 5.00%), 04/27/2027(l)		505	507,261
DirecTV Financing, LLC 10.650% (SOFR 3 Month + 5.00%), 08/02/2027(l)		271	270,846
Proofpoint, Inc. 11.720% (SOFR 1 Month + 6.25%), 08/31/2029(l)		850	856,375

			1,634,482

Consumer Cyclical - Automotive – 0.1%
Garrett Motion SARL 9.883% (SOFR 3 Month + 4.50%), 04/30/2028(e) (l)		429	428,572

Consumer Non-Cyclical – 0.3%
Bausch + Lomb Corporation 8.710% (SOFR 1 Month + 3.25%), 05/10/2027(l)		995	979,422
Gainwell Acquisition Corp. 9.448% (SOFR 3 Month + 4.00%), 10/01/2027(l)		388	376,360

	Principal Amount (000)		U.S. $ Value

US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) 10.748% (SOFR 3 Month + 5.25%), 12/15/2027(l)	U.S.$	525	$519,102

			1,874,884

Other Industrial – 0.1%
American Tire Distributors, Inc. 11.905% (SOFR 3 Month + 6.25%), 10/20/2028(l)		1,121	931,820

Technology – 0.3%
Ascend Learning, LLC 11.206% (SOFR 1 Month + 5.75%), 12/10/2029(l)		300	256,392
Banff Guarantor, Inc. 10.970% (SOFR 1 Month + 5.50%), 02/27/2026(l)		120	119,437
Boxer Parent Company, Inc. 9.213% (SOFR 1 Month + 3.75%), 10/02/2025(l)		981	978,874
FINThrive Software Intermediate Holdings, Inc. 12.220% (SOFR 1 Month + 6.75%), 12/17/2029(l)		240	141,180
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(h) (i) (l)		550	4,811
Playtika Holding Corp. 8.220% (SOFR 1 Month + 2.75%), 03/13/2028(l)		787	785,189

			2,285,883

			8,436,307

Financial Institutions – 0.2%
Finance – 0.0%
Orbit Private Holdings I Ltd. 9.934% (SOFR 6 Month + 4.50%), 12/11/2028(l)		108	107,935

Insurance – 0.2%
Asurion, LLC 9.706% (SOFR 1 Month + 4.25%), 08/19/2028(l)		983	977,839

			1,085,774

Total Bank Loans (cost $10,419,932)			9,522,081

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.0%
CLO - Floating Rate – 1.0%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.664% (SOFR + 2.26%), 04/17/2033(a) (b)	U.S.$	644	$629,362
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class DR 8.824% (SOFR + 3.41%), 01/20/2032(a) (b)		250	246,242
Crown Point CLO 11 Ltd. Series 2021-11A, Class D 9.264% (SOFR + 3.86%), 01/17/2034(a) (b)		250	249,991
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.614% (SOFR + 2.21%), 04/17/2033(a) (b)		250	245,071
Series 2020-78A, Class D 8.664% (SOFR + 3.26%), 04/17/2033(a) (b)		443	435,490
Elevation CLO Ltd. Series 2020-11A, Class C 7.856% (SOFR + 2.46%), 04/15/2033(a) (b)		250	242,261
Series 2020-11A, Class D1 9.506% (SOFR + 4.11%), 04/15/2033(a) (b)		282	272,790
Flatiron CLO 21 Ltd. Series 2021-1A, Class D 8.558% (SOFR + 3.16%), 07/19/2034(a) (b)		375	366,730
GoldenTree Loan Opportunities IX Ltd. Series 2014-9A, Class DR2 8.652% (SOFR + 3.26%), 10/29/2029(a) (b)		520	519,986
Greywolf CLO VI Ltd. Series 2018-1A, Class A1 6.67% (SOFR + 1.29%), 04/26/2031(a) (b)		549	548,906
Magnetite XXV Ltd. Series 2020-25A, Class D 8.94% (SOFR + 3.56%), 01/25/2032(a) (b)		250	250,004
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.76% (SOFR + 3.36%), 01/24/2033(a) (b)		521	500,191
Palmer Square CLO Ltd. Series 2021-3A, Class D 8.606% (SOFR + 3.21%), 01/15/2035(a) (b)		500	497,050

	Principal Amount (000)		U.S. $ Value

Rad CLO 7 Ltd. Series 2020-7A, Class C 7.664% (SOFR + 2.26%), 04/17/2033(a) (b)	U.S.$	250	$248,717
Regatta XIX Funding Ltd. Series 2022-1A, Class D 8.716% (SOFR + 3.30%), 04/20/2035(a) (b)		377	377,221
Regatta XX Funding Ltd. Series 2021-2A, Class D 8.756% (SOFR + 3.36%), 10/15/2034(a) (b)		250	247,272
Rockford Tower CLO Ltd. Series 2021-2A, Class D 8.927% (SOFR + 3.51%), 07/20/2034(a) (b)		250	243,929
Sound Point CLO XIX Ltd. Series 2018-1A, Class A 6.656% (SOFR + 1.26%), 04/15/2031(a) (b)		503	503,137

Total Collateralized Loan Obligations (cost $6,714,586)			6,624,350

EMERGING MARKETS - SOVEREIGNS – 0.9%
Angola – 0.2%
Angolan Government International Bond 9.125%, 11/26/2049(a)		850	693,813
9.50%, 11/12/2025(a)		710	698,462

			1,392,275

Bahrain – 0.1%
Bahrain Government International Bond 7.00%, 10/12/2028(a)		570	592,800

Brazil – 0.1%
Brazilian Government International Bond 2.875%, 06/06/2025		547	527,513

Egypt – 0.0%
Egypt Government International Bond 7.50%, 01/31/2027(a)		200	168,000

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 03/03/2028(a)		760	745,038

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a) (h) (i)		11	650
Series E 6.10%, 10/04/2022(a) (i) (k)		210	12,337

	Principal Amount (000)		U.S. $ Value

Series G 6.60%, 11/27/2026(a) (h) (i)	U.S.$	51	$3,012

			15,999

Nigeria – 0.1%
Nigeria Government International Bond 7.625%, 11/28/2047(a)		639	505,328

Senegal – 0.2%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	499	507,834
6.75%, 03/13/2048(a)	U.S.$	483	379,004

			886,838

South Africa – 0.1%
Republic of South Africa Government International Bond 4.30%, 10/12/2028		208	194,220
4.85%, 09/27/2027		540	529,031

			723,251

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(a) (c)		338	99,372
7.75%, 09/01/2026(a) (c)		384	105,216

			204,588

Total Emerging Markets - Sovereigns (cost $7,090,807)			5,761,630

QUASI-SOVEREIGNS – 0.4%
Quasi-Sovereign Bonds – 0.4%
Mexico – 0.2%
Petroleos Mexicanos 6.49%, 01/23/2027		1,127	1,051,153
6.75%, 09/21/2047		191	124,962
6.95%, 01/28/2060		58	38,135

			1,214,250

Oman – 0.1%
Lamar Funding Ltd. 3.958%, 05/07/2025(a)		631	613,452

South Africa – 0.1%
Transnet SOC Ltd. 8.25%, 02/06/2028(a)		370	371,619

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(c) (j)		653	161,617

Total Quasi-Sovereigns (cost $3,013,402)			2,360,938

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.2%
Non-Agency Floating Rate CMBS – 0.1%
BFLD Trust Series 2019-DPLO, Class E 7.717% (SOFR + 2.35%), 10/15/2034(a) (b)	U.S.$	160	$157,662
Series 2021-FPM, Class A 7.077% (SOFR + 1.71%), 06/15/2038(a) (b)		690	673,654

			831,316

Non-Agency Fixed Rate CMBS – 0.1%
CD Mortgage Trust Series 2016-CD1, Class XA 1.362%, 08/10/2049(m)		3,724	90,883
Citigroup Commercial Mortgage Trust Series 2017-C4, Class XA 0.982%, 10/12/2050(m)		2,489	74,077
Commercial Mortgage Trust Series 2012-CR3, Class D 4.295%, 10/15/2045(a)		100	56,860
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.153%, 08/10/2044(a)		210	146,933
Series 2011-GC5, Class D 5.153%, 08/10/2044(a)		236	69,907
JPMBB Commercial Mortgage Securities Trust Series 2014-C24, Class C 4.368%, 11/15/2047		225	169,945
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.601%, 10/15/2049(m)		2,134	70,027
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class E 4.979%, 06/15/2044(a)		25	17,353

			695,985

Total Commercial Mortgage-Backed Securities (cost $1,893,350)			1,527,301

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Bellemeade Re Ltd. Series 2019-1A, Class M2 8.17% (SOFR + 2.81%), 03/25/2029(a) (b)		119	119,775
Series 2019-3A, Class M1C 7.42% (SOFR + 2.06%), 07/25/2029(a) (b)		401	402,269

	Principal Amount (000)		U.S. $ Value

Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2 7.852% (SOFR + 2.51%), 04/25/2031(a) (b)	U.S.$	8	$8,477
Series 2019-R01, Class 2M2 7.902% (SOFR + 2.56%), 07/25/2031(a) (b)		21	20,915
Series 2019-R07, Class 1M2 7.552% (SOFR + 2.21%), 10/25/2039(a) (b)		3	3,038
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 1M2 11.152% (SOFR + 5.81%), 04/25/2028(b)		45	48,129
Series 2016-C01, Class 2M2 12.402% (SOFR + 7.06%), 08/25/2028(b)		31	32,693
Series 2017-C07, Class 2M2 7.952% (SOFR + 2.61%), 05/25/2030(b)		6	6,356
Home Re Ltd. Series 2020-1, Class M2 10.702% (SOFR + 5.36%), 10/25/2030(a) (b)		121	121,616
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.221% (SOFR + 3.86%), 05/30/2025(a) (b)		93	93,510
Series 2020-1R, Class A 8.803% (SOFR + 3.46%), 02/25/2025(a) (b)		102	101,944

Total Collateralized Mortgage Obligations (cost $952,152)			958,722

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 8.125%, 05/21/2024 (cost $376,584)		370	372,775

ASSET-BACKED SECURITIES – 0.0%
Autos - Fixed Rate – 0.0%
ACM Auto Trust Series 2023-1A, Class A 6.61%, 01/22/2030(a)		74	73,632

Other ABS - Fixed Rate – 0.0%
Pagaya AI Debt Trust Series 2022-6, Class A4 46.914%, 05/15/2030(a) (e)		23	29,086

Total Asset-Backed Securities (cost $102,040)			102,718

Company	Shares	U.S. $ Value

COMMON STOCKS – 0.0%
Financials – 0.0%
Banks – 0.0%
Nordic Aviation Capital DAC(e) (f) (i) (cost $149,857)	6,250	$92,187

SHORT-TERM INVESTMENTS – 4.5%
Investment Companies – 4.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(n) (o) (p) (cost $30,641,054)	30,641,054	30,641,054

Total Investments – 98.1% (cost $656,378,228)(q)		661,067,854
Other assets less liabilities – 1.9%		12,864,828

Net Assets – 100.0%		$673,932,682

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Sold Contracts
Euro-BOBL Futures	20	March 2024	$2,633,583	$(45,781)
U.S. T-Note 5 Yr (CBT) Futures	177	March 2024	19,252,899	(413,688)
U.S. T-Note 10 Yr (CBT) Futures	321	March 2024	36,237,891	(1,319,357)

				$(1,778,826)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	EUR	535	USD	573	01/10/2024	$(17,909)
Morgan Stanley Capital Services, Inc.	EUR	26,665	USD	28,394	01/10/2024	(1,050,708)
Morgan Stanley Capital Services, Inc.	GBP	2,423	USD	3,011	01/25/2024	(78,375)
Morgan Stanley Capital Services, Inc.	USD	877	GBP	706	01/25/2024	22,818
State Street Bank & Trust Co.	EUR	2,110	USD	2,278	01/10/2024	(52,216)
State Street Bank & Trust Co.	USD	576	EUR	539	01/10/2024	19,342

						$(1,157,048)

**	Principal amount less than $500.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the aggregate market value of these securities amounted to $525,641,181 or 78.0% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2023.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2023.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at December 31, 2023.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Fair valued by the Adviser.
(g)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(h)	Defaulted.
(i)	Non-income producing security.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of December 31, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	$653,000	$161,617	0.02%
Tonon Luxembourg SA 6.50%, 10/31/2024	01/16/2013-10/31/2021	210,163	10	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	02/13/2013	425,000	43	0.00%

(k)	Defaulted matured security.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at December 31, 2023.
(m)	IO - Interest Only.
(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $17,741,462 and gross unrealized depreciation of investments was $(15,987,710), resulting in net unrealized appreciation of $1,753,752.

Currency Abbreviations:

EUR – Euro

GBP – Great British Pound

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

COUNTRY BREAKDOWN1

December 31, 2023 (unaudited)

74.9%	United States
3.9%	Canada
2.7%	United Kingdom
2.1%	Germany
1.3%	Spain
1.1%	France
1.1%	Luxembourg
1.0%	Italy
0.8%	Netherlands
0.7%	Hong Kong
0.6%	Brazil
0.5%	Australia
0.4%	Colombia
4.3%	Other
4.6%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Angola, Bahrain, Chile, Czech Republic, Denmark, Egypt, Ghana, Guatemala, India, Indonesia, Ireland, Israel, Ivory Coast, Japan, Kazakhstan, Lebanon, Macau, Mexico, Nigeria, Norway, Oman, Panama, Peru, Romania, Senegal, Slovenia, South Africa, Switzerland, Trinidad & Tobago, Turkey and Ukraine.

AB Bond Fund, Inc.

AB Short Duration High Yield Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Non-Investment Grade	$—	$521,727,431	$606,544	$522,333,975
Corporates - Investment Grade	—	59,284,224	—	59,284,224
Emerging Markets - Corporate Bonds	—	21,485,856	43	21,485,899
Bank Loans	—	9,093,509	428,572	9,522,081
Collateralized Loan Obligations	—	6,624,350	—	6,624,350
Emerging Markets - Sovereigns	—	5,761,630	—	5,761,630
Quasi-Sovereigns	—	2,360,938	—	2,360,938
Commercial Mortgage-Backed Securities	—	1,527,301	—	1,527,301
Collateralized Mortgage Obligations	—	958,722	—	958,722
Governments - Sovereign Bonds	—	372,775	—	372,775
Asset-Backed Securities	—	73,632	29,086	102,718
Common Stocks	—	—	92,187	92,187
Short-Term Investments:	30,641,054	—	—	30,641,054

Total Investments in Securities	30,641,054	629,270,368	1,156,432	661,067,854
Other Financial Instruments(a):
Assets:
Forward Currency Exchange Contracts	—	42,160	—	42,160
Liabilities:
Futures	(1,778,826)	—	—	(1,778,826)
Forward Currency Exchange Contracts	—	(1,199,208)	—	(1,199,208)

Total	$28,862,228	$628,113,320	$1,156,432	$658,131,980

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

	Market Value	Purchases	Sales	Market Value	Dividend
	09/30/2023	at Cost	Proceeds	12/31/2023	Income
Fund	(000)	(000)	(000)	(000)	(000)
Government Money Market Portfolio	$13,941	$117,429	$100,729	$30,641	$353